Balance of Customer deposits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Client Deposits
Financial liabilities at amortized cost		R$ 468,961,069	R$ 445,813,972	R$ 336,514,597
Total		468,961,069	445,813,972	336,514,597
Demand deposits
Current accounts	[1]	41,742,247	35,550,105	28,231,479
Savings accounts		65,248,913	62,210,443	49,039,857
Time deposits		280,955,456	269,929,085	200,739,544
Repurchase agreements		81,014,453	78,124,340	58,503,717
Of which:
Backed operations with Private Securities	[2]	20,103,099	14,944,250	9,506,255
Backed operations with Government Securities		60,911,354	63,180,090	48,997,462
Total		R$ 468,961,069	R$ 445,813,972	R$ 336,514,597

[1]	Non-interest bearing accounts.
[2]	Refers primarily to repurchase agreements backed by own-issued debentures.